Portfolio of Investments January 31, 2026
Dividend Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.3%
3211490024 COMMON STOCKS - 97.3% 3211490024
BANKS - 6.9%
795,808 Bank of America Corp $ 42,336,985
717,032 Citigroup, Inc 82,967,773
819,508 Fifth Third Bancorp 41,155,692
678,820 Wells Fargo & Co 61,426,422
TOTAL BANKS 227,886,872
CAPITAL GOODS - 14.5%
683,253 Carrier Global Corp 40,708,214
204,098 Dover Corp 41,123,706
105,173 Eaton Corp plc 36,959,896
340,905 Emerson Electric Co 50,099,399
307,696 Honeywell International, Inc 70,006,994
161,993 ITT, Inc 29,531,324
288,187 Johnson Controls International plc 34,369,181
187,416 nVent Electric plc 21,039,320
68,445 Parker-Hannifin Corp 64,053,569
247,214 Regal Rexnord Corp 39,925,061
225,545 Westinghouse Air Brake Technologies Corp 51,906,926
TOTAL CAPITAL GOODS 479,723,590
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
222,920 Waste Management, Inc 49,541,741
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 49,541,741
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
406,961 (a) Amazon.com, Inc 97,385,767
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 97,385,767
CONSUMER SERVICES - 3.8%
159,578 Expedia Group, Inc 42,262,637
398,746 Travel & Leisure Co 27,728,797
270,443 Wyndham Hotels & Resorts, Inc 19,685,546
323,571 Wynn Resorts Ltd 34,767,704
TOTAL CONSUMER SERVICES 124,444,684
ENERGY - 4.6%
644,499 ConocoPhillips 67,176,131
775,405 Kinder Morgan, Inc 23,642,098
286,012 ONEOK, Inc 22,649,290
2,463,143 Permian Resources Corp, Class A 39,730,497
TOTAL ENERGY 153,198,016
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.9%
375,337 Crown Castle, Inc 32,583,005
166,720 EastGroup Properties, Inc 30,283,021
165,783 Extra Space Storage, Inc 22,873,081
464,934 ProLogis, Inc 60,701,783
1,236,250 Sabra Health Care REIT, Inc 23,154,962
629,841 Ventas, Inc 48,919,750
1,500,678 VICI Properties, Inc 42,139,038
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 260,654,640
FINANCIAL SERVICES - 11.1%
61,140 BlackRock, Inc 68,411,992
284,942 Capital One Financial Corp 62,382,352
781,229 Fidelity National Information Services, Inc 43,162,902
275,398 Intercontinental Exchange, Inc 47,858,664
341,592 KKR & Co, Inc 39,030,302
69,501 Mastercard, Inc, Class A 37,446,444
429,742 OneMain Holdings, Inc 28,165,291
563,186 Synchrony Financial 40,904,199
TOTAL FINANCIAL SERVICES 367,362,146

Portfolio of Investments January 31, 2026
(continued)
Dividend Value

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO - 3.6%
1,421,098 Hormel Foods Corp $ 34,973,222
475,082 Philip Morris International, Inc 85,248,714
TOTAL FOOD, BEVERAGE & TOBACCO 120,221,936
HEALTH CARE EQUIPMENT & SERVICES - 8.8%
639,987 Abbott Laboratories 69,950,579
262,866 Cigna Group 72,054,199
639,113 CVS Health Corp 47,626,701
118,656 Elevance Health, Inc 41,024,125
170,986 (a) Tenet Healthcare Corp 32,364,230
312,137 Zimmer Biomet Holdings, Inc 27,177,769
TOTAL HEALTH CARE EQUIPMENT & SERVICES 290,197,603
INSURANCE - 1.4%
847,543 Fidelity National Financial, Inc 46,097,864
TOTAL INSURANCE 46,097,864
MATERIALS - 1.3%
937,365 DuPont de Nemours, Inc 41,169,071
TOTAL MATERIALS 41,169,071
MEDIA & ENTERTAINMENT - 5.1%
501,433 Alphabet, Inc, Class C 169,750,113
TOTAL MEDIA & ENTERTAINMENT 169,750,113
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
283,184 Danaher Corp 61,986,146
1,174,981 (a) Elanco Animal Health, Inc 28,293,543
83,243 Regeneron Pharmaceuticals, Inc 61,720,522
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 152,000,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
94,551 Applied Materials, Inc 30,475,678
128,572 Broadcom, Inc 42,595,904
1,020,880 (a) Intel Corp 47,440,294
226,122 Lam Research Corp 52,790,442
108,599 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 35,898,485
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 209,200,803
SOFTWARE & SERVICES - 2.9%
1,604,624 Gen Digital, Inc 38,494,930
128,932 Microsoft Corp 55,478,150
TOTAL SOFTWARE & SERVICES 93,973,080
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
265,437 TD SYNNEX Corp 42,116,889
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 42,116,889
TELECOMMUNICATION SERVICES - 0.8%
139,100 T-Mobile US, Inc 27,431,911
TOTAL TELECOMMUNICATION SERVICES 27,431,911
TRANSPORTATION - 1.4%
196,037 Union Pacific Corp 46,088,299
TOTAL TRANSPORTATION 46,088,299
UTILITIES - 6.5%
699,279 Alliant Energy Corp 46,089,479
476,221 Duke Energy Corp 57,789,418
850,123 NextEra Energy, Inc 74,725,812
385,624 Southern Co 34,440,079
TOTAL UTILITIES 213,044,788
TOTAL COMMON STOCKS
(Cost $2,472,563,309) 3,211,490,024
TOTAL LONG-TERM INVESTMENTS
(Cost $2,472,563,309) 3,211,490,024

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%
92606779 REPURCHASE AGREEMENTS - 2.8% 92606779
$ 89,825,000 (b) Fixed Income Clearing Corporation 3 .630% 02/02/26 $ 89,825,000
2,781,779 (c) Fixed Income Clearing Corporation 1 .060 02/02/26 2,781,779
TOTAL REPURCHASE AGREEMENTS
(Cost $92,606,779) 92,606,779
TOTAL SHORT-TERM INVESTMENTS
(Cost $92,606,779) 92,606,779
TOTAL INVESTMENTS - 100.1%
(Cost $2,565,170,088) 3,304,096,803
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (2,804,358)
NET ASSETS - 100% $ 3,301,292,445
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $89,852,172 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity dates 2/29/32–5/31/32, valued at
$91,621,703.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $2,782,025 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $2,837,472.
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,211,490,024 $ – $ – $ 3,211,490,024
Short-Term Investments:
Repurchase Agreements – 92,606,779 – 92,606,779
Total $ 3,211,490,024 $ 92,606,779 $ – $ 3,304,096,803

Portfolio of Investments January 31, 2026
Large Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
48873471 COMMON STOCKS - 99.4% 48873471
BANKS - 2.0%
8,667 Citigroup, Inc $ 1,002,858
TOTAL BANKS 1,002,858
CAPITAL GOODS - 12.3%
9,646 Carrier Global Corp 574,708
2,969 Dover Corp 598,224
1,659 Eaton Corp plc 583,006
3,005 Emerson Electric Co 441,615
4,185 Honeywell International, Inc 952,171
5,907 Johnson Controls International plc 704,469
4,245 nVent Electric plc 476,544
774 Parker-Hannifin Corp 724,340
2,895 Regal Rexnord Corp 467,542
2,308 Westinghouse Air Brake Technologies Corp 531,163
TOTAL CAPITAL GOODS 6,053,782
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
4,112 Waste Management, Inc 913,851
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 913,851
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.1%
10,514 (a) Amazon.com, Inc 2,516,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,516,000
CONSUMER SERVICES - 1.7%
2,261 Expedia Group, Inc 598,803
3,255 Wyndham Hotels & Resorts, Inc 236,932
TOTAL CONSUMER SERVICES 835,735
ENERGY - 2.6%
6,551 ConocoPhillips 682,811
10,236 Kinder Morgan, Inc 312,096
3,882 ONEOK, Inc 307,415
TOTAL ENERGY 1,302,322
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
6,207 ProLogis, Inc 810,386
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 810,386
FINANCIAL SERVICES - 10.3%
786 BlackRock, Inc 879,487
3,960 Capital One Financial Corp 866,963
11,333 Fidelity National Information Services, Inc 626,148
3,410 Intercontinental Exchange, Inc 592,590
4,710 KKR & Co, Inc 538,165
2,034 Mastercard, Inc, Class A 1,095,899
6,669 Synchrony Financial 484,369
TOTAL FINANCIAL SERVICES 5,083,621
FOOD, BEVERAGE & TOBACCO - 2.8%
22,350 Hormel Foods Corp 550,034
4,526 Philip Morris International, Inc 812,145
TOTAL FOOD, BEVERAGE & TOBACCO 1,362,179
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
6,893 Abbott Laboratories 753,405
3,827 Cigna Group 1,049,019
8,360 CVS Health Corp 622,987
1,568 Elevance Health, Inc 542,120
2,803 (a) Tenet Healthcare Corp 530,552
4,455 Zimmer Biomet Holdings, Inc 387,897
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,885,980
INSURANCE - 1.9%
9,591 Fidelity National Financial, Inc 521,655
2,228 Marsh & McLennan Cos, Inc 419,287
TOTAL INSURANCE 940,942

SHARES DESCRIPTION VALUE
MATERIALS - 1.2%
13,846 DuPont de Nemours, Inc $ 608,116
TOTAL MATERIALS 608,116
MEDIA & ENTERTAINMENT - 8.6%
10,259 Alphabet, Inc, Class C 3,472,979
1,033 Meta Platforms, Inc 740,145
TOTAL MEDIA & ENTERTAINMENT 4,213,124
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
3,380 Danaher Corp 739,848
27,405 (a) Elanco Animal Health, Inc 659,913
1,178 Regeneron Pharmaceuticals, Inc 873,428
978 (a) United Therapeutics Corp 459,161
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,732,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.6%
6,225 Broadcom, Inc 2,062,342
11,899 (a) Intel Corp 552,947
4,745 Lam Research Corp 1,107,768
17,596 NVIDIA Corp 3,363,123
1,702 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 562,613
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,648,793
SOFTWARE & SERVICES - 8.6%
16,065 Gen Digital, Inc 385,399
919 Intuit, Inc 458,508
7,886 Microsoft Corp 3,393,267
TOTAL SOFTWARE & SERVICES 4,237,174
TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
6,912 Apple, Inc 1,793,526
3,103 TD SYNNEX Corp 492,353
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,285,879
TELECOMMUNICATION SERVICES - 0.7%
1,698 T-Mobile US, Inc 334,863
TOTAL TELECOMMUNICATION SERVICES 334,863
TRANSPORTATION - 1.2%
2,578 Union Pacific Corp 606,088
TOTAL TRANSPORTATION 606,088
UTILITIES - 3.1%
4,907 Duke Energy Corp 595,464
10,284 NextEra Energy, Inc 903,964
TOTAL UTILITIES 1,499,428
TOTAL COMMON STOCKS
(Cost $31,041,603) 48,873,471
TOTAL LONG-TERM INVESTMENTS
(Cost $31,041,603) 48,873,471
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
625,000 REPURCHASE AGREEMENTS - 1.3% 625,000
$ 625,000 (b) Fixed Income Clearing Corporation 3 .630% 02/02/26 625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $625,000) 625,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $625,000) 625,000
TOTAL INVESTMENTS - 100.7%
(Cost $31,666,603) 49,498,471
OTHER ASSETS & LIABILITIES, NET -  (0.7)% (331,623)
NET ASSETS - 100% $ 49,166,848
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $625,189 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 5/31/32, valued at $637,661.

Portfolio of Investments January 31, 2026
(continued)
Large Cap Select

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 48,873,471 $ – $ – $ 48,873,471
Short-Term Investments:
Repurchase Agreements – 625,000 – 625,000
Total $ 48,873,471 $ 625,000 $ – $ 49,498,471

Portfolio of Investments January 31, 2026
Mid Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
342985911 COMMON STOCKS - 99.7% 342985911
BANKS - 6.4%
58,230 East West Bancorp, Inc $ 6,663,841
158,850 Fifth Third Bancorp 7,977,447
32,167 M&T Bank Corp 7,127,242
TOTAL BANKS 21,768,530
CAPITAL GOODS - 19.1%
15,412 Carlisle Cos, Inc 5,253,797
98,519 Carrier Global Corp 5,869,762
35,597 Crane Co 6,501,436
36,659 Dover Corp 7,386,422
15,932 Hubbell, Inc 7,773,860
23,539 ITT, Inc 4,291,160
25,846 L3Harris Technologies, Inc 8,861,301
63,805 nVent Electric plc 7,162,749
41,262 Owens Corning 4,944,838
26,723 WESCO International, Inc 7,734,438
TOTAL CAPITAL GOODS 65,779,763
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
49,629 (a) Parsons Corp 3,477,008
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,477,008
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
22,105 (a) AutoNation, Inc 4,531,083
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,531,083
CONSUMER DURABLES & APPAREL - 4.3%
36,594 DR Horton, Inc 5,446,651
17,326 Ralph Lauren Corp 6,123,182
41,207 Whirlpool Corp 3,296,148
TOTAL CONSUMER DURABLES & APPAREL 14,865,981
CONSUMER SERVICES - 2.7%
19,640 Darden Restaurants, Inc 3,915,234
77,545 Travel & Leisure Co 5,392,479
TOTAL CONSUMER SERVICES 9,307,713
ENERGY - 6.3%
89,496 Baker Hughes Co 5,015,356
27,958 Diamondback Energy, Inc 4,583,714
319,464 Permian Resources Corp, Class A 5,152,954
103,534 Williams Cos, Inc 6,963,697
TOTAL ENERGY 21,715,721
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.1%
43,628 Digital Realty Trust, Inc 7,240,067
59,527 Regency Centers Corp 4,337,732
132,886 STAG Industrial, Inc 4,984,554
88,267 Ventas, Inc 6,855,698
173,895 Weyerhaeuser Co 4,483,013
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 27,901,064
FINANCIAL SERVICES - 6.4%
113,887 Jefferies Financial Group, Inc 6,967,607
105,790 OneMain Holdings, Inc 6,933,476
48,093 Raymond James Financial, Inc 7,976,705
TOTAL FINANCIAL SERVICES 21,877,788
FOOD, BEVERAGE & TOBACCO - 1.8%
37,577 McCormick & Co, Inc 2,323,386
208,405 Primo Brands Corp 3,947,191
TOTAL FOOD, BEVERAGE & TOBACCO 6,270,577
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
11,939 Humana, Inc 2,330,493
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,330,493

Portfolio of Investments January 31, 2026
(continued)
Mid Cap Value Opportunities

SHARES DESCRIPTION VALUE
INSURANCE - 5.6%
26,950 Allstate Corp $ 5,362,780
81,693 (a) Arch Capital Group Ltd 7,845,796
80,328 Unum Group 6,102,518
TOTAL INSURANCE 19,311,094
MATERIALS - 4.5%
84,463 DuPont de Nemours, Inc 3,709,615
21,081 Reliance, Inc 6,946,189
60,775 Westlake Corp 4,820,673
TOTAL MATERIALS 15,476,477
MEDIA & ENTERTAINMENT - 1.5%
23,240 (a) Take-Two Interactive Software, Inc 5,119,772
TOTAL MEDIA & ENTERTAINMENT 5,119,772
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
64,147 (a) BioMarin Pharmaceutical, Inc 3,626,871
243,070 (a) Elanco Animal Health, Inc 5,853,126
142,076 (a) Exelixis, Inc 5,876,263
40,231 (a) Jazz Pharmaceuticals plc 6,617,597
12,669 (a) United Therapeutics Corp 5,947,969
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,921,826
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
71,630 Microchip Technology, Inc 5,438,150
26,901 MKS, Inc 6,332,764
42,231 Qnity Electronics, Inc 4,061,778
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,832,692
SOFTWARE & SERVICES - 3.6%
27,126 (a) Check Point Software Technologies Ltd 4,869,388
172,511 Gen Digital, Inc 4,138,539
13,513 VeriSign, Inc 3,300,280
TOTAL SOFTWARE & SERVICES 12,308,207
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
25,473 (a) Ciena Corp 6,414,356
76,669 Crane NXT Co 3,873,318
202,294 Hewlett Packard Enterprise Co 4,353,367
46,490 TD SYNNEX Corp 7,376,568
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,017,609
UTILITIES - 7.3%
92,333 Alliant Energy Corp 6,085,668
38,168 American Electric Power Co, Inc 4,571,572
59,884 CMS Energy Corp 4,281,107
74,200 Eversource Energy 5,129,446
107,831 FirstEnergy Corp 5,104,720
TOTAL UTILITIES 25,172,513
TOTAL COMMON STOCKS
(Cost $226,087,857) 342,985,911
TOTAL LONG-TERM INVESTMENTS
(Cost $226,087,857) 342,985,911
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
1,475,000 REPURCHASE AGREEMENTS - 0.4% 1,475,000
$ 1,475,000 (b) Fixed Income Clearing Corporation 3 .630% 02/02/26 1,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,475,000) 1,475,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,475,000) 1,475,000
TOTAL INVESTMENTS - 100.1%
(Cost $227,562,857) 344,460,911
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (427,863)
NET ASSETS - 100% $ 344,033,048

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $1,475,446 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/31/32, valued at $1,504,625.
Mid Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 342,985,911 $ – $ – $ 342,985,911
Short-Term Investments:
Repurchase Agreements – 1,475,000 – 1,475,000
Total $ 342,985,911 $ 1,475,000 $ – $ 344,460,911

Portfolio of Investments January 31, 2026
Small Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
316880547 COMMON STOCKS - 99.4% 316880547
AUTOMOBILES & COMPONENTS - 1.7%
42,504 Patrick Industries, Inc $ 5,362,730
TOTAL AUTOMOBILES & COMPONENTS 5,362,730
BANKS - 2.4%
51,754 Ameris Bancorp 4,172,407
40,445 Preferred Bank 3,468,968
TOTAL BANKS 7,641,375
CAPITAL GOODS - 21.6%
50,890 (a) Bloom Energy Corp, Class A 7,703,219
18,651 (a) Dycom Industries, Inc 6,796,238
64,217 (a) EquipmentShare.com, Inc, Class A 1,997,149
21,282 ESCO Technologies, Inc 4,855,914
48,754 Federal Signal Corp 5,269,820
40,641 Granite Construction, Inc 4,906,994
33,961 JBT Marel Corp 5,342,405
60,623 (a) Kratos Defense & Security Solutions, Inc 6,244,775
30,034 (a) Modine Manufacturing Co 5,546,078
25,920 (a) SPX Technologies, Inc 5,401,987
90,752 (a) Trex Co, Inc 3,758,948
23,082 VSE Corp 5,045,033
27,170 (a) York Space Systems, Inc 922,421
109,096 Zurn Elkay Water Solutions Corp 5,030,417
TOTAL CAPITAL GOODS 68,821,398
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
41,559 (a) Casella Waste Systems, Inc, Class A 4,192,472
27,855 (a) Huron Consulting Group, Inc 4,707,495
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,899,967
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
25,610 (a) Boot Barn Holdings, Inc 4,570,873
28,842 (a) Ollie's Bargain Outlet Holdings, Inc 3,181,561
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,752,434
CONSUMER DURABLES & APPAREL - 2.0%
142,799 Steven Madden Ltd 6,266,020
TOTAL CONSUMER DURABLES & APPAREL 6,266,020
CONSUMER SERVICES - 4.7%
29,101 (a) Planet Fitness, Inc 2,649,355
68,875 Red Rock Resorts, Inc, Class A 4,348,079
50,139 (a) Stride, Inc 4,241,759
14,146 Wingstop, Inc 3,754,773
TOTAL CONSUMER SERVICES 14,993,966
ENERGY - 3.1%
85,764 Matador Resources Co 3,879,963
106,908 Solaris Energy Infrastructure, Inc 5,900,253
TOTAL ENERGY 9,780,216
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
136,158 CareTrust REIT, Inc 5,084,140
15,830 EastGroup Properties, Inc 2,875,361
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 7,959,501
FINANCIAL SERVICES - 5.0%
43,216 FirstCash Holdings, Inc 7,368,328
60,438 Moelis & Co, Class A 4,331,591
12,119 Piper Sandler Cos 4,197,416
TOTAL FINANCIAL SERVICES 15,897,335
HEALTH CARE EQUIPMENT & SERVICES - 15.4%
37,994 (a) Addus HomeCare Corp 3,931,619
232,826 (a) Alphatec Holdings, Inc 3,452,810
23,284 Ensign Group, Inc 3,996,931
44,063 (a) Establishment Labs Holdings, Inc 3,002,893

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
40,625 (a) Glaukos Corp $ 4,849,813
35,728 (a) Guardant Health, Inc 4,074,421
73,166 (a) HealthEquity, Inc 6,268,131
192,722 (a) Privia Health Group, Inc 4,475,005
92,106 (a) PROCEPT BioRobotics Corp 2,667,390
78,634 (a) RadNet, Inc 5,512,243
221,529 (a) SI-BONE, Inc 3,672,951
123,319 (a) Waystar Holding Corp 3,275,353
TOTAL HEALTH CARE EQUIPMENT & SERVICES 49,179,560
INSURANCE - 1.8%
24,461 (a) Palomar Holdings, Inc 3,023,135
64,248 (a) Skyward Specialty Insurance Group, Inc 2,866,746
TOTAL INSURANCE 5,889,881
MATERIALS - 3.1%
49,144 Commercial Metals Co 3,777,699
52,684 (a) Knife River Corp 3,538,784
131,705 (a) Ramaco Resources, Inc, Class A 2,569,565
TOTAL MATERIALS 9,886,048
MEDIA & ENTERTAINMENT - 1.2%
261,964 (a) Magnite, Inc 3,790,619
591,081 (a),(b) Videopropulsion, Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 3,796,530
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
117,934 (a) ADMA Biologics, Inc 2,040,258
85,496 (a) Alkermes plc 2,897,460
46,041 (a) ANI Pharmaceuticals, Inc 3,768,456
34,046 (a) Arrowhead Pharmaceuticals, Inc 2,360,409
34,714 (a) Axsome Therapeutics, Inc 6,396,055
33,100 (a) Bridgebio Pharma, Inc 2,557,637
41,099 (a) Crinetics Pharmaceuticals, Inc 2,052,484
10,031 (a) Krystal Biotech, Inc 2,801,056
5,275 (a) Madrigal Pharmaceuticals, Inc 2,581,110
29,519 (a) Mirum Pharmaceuticals, Inc 3,046,951
52,183 (a) Scholar Rock Holding Corp 2,313,794
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,815,670
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
68,313 (a) Allegro MicroSystems, Inc 2,521,433
52,032 (a) Credo Technology Group Holding Ltd 6,518,569
28,597 (a) Impinj, Inc 3,949,245
50,735 (a) Rambus, Inc 5,775,165
53,672 (a) Semtech Corp 4,280,342
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23,044,754
SOFTWARE & SERVICES - 7.7%
35,285 (a) Agilysys, Inc 3,060,974
117,106 (a) Braze, Inc, Class A 2,438,147
3,151 (a) Cellebrite DI Ltd 46,351
122,271 (a) Cleanspark, Inc 1,447,689
40,524 (a) Commvault Systems, Inc 3,472,907
31,444 (a) DigitalOcean Holdings, Inc 1,737,281
57,576 (a) JFrog Ltd 3,155,165
128,798 (a) nCino, Inc 2,749,837
49,490 (a) Q2 Holdings, Inc 3,031,262
45,736 (a) Workiva, Inc 3,522,587
TOTAL SOFTWARE & SERVICES 24,662,200
TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
24,798 Badger Meter, Inc 3,634,891
7,470 (a) Fabrinet 3,656,117
57,769 (a),(c) IonQ, Inc 2,309,604

Portfolio of Investments January 31, 2026
(continued)
Small Cap Growth Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
186,407 (a) Mirion Technologies, Inc $ 4,630,350
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,230,962
TOTAL COMMON STOCKS
(Cost $260,135,911) 316,880,547
TOTAL LONG-TERM INVESTMENTS
(Cost $260,135,911) 316,880,547
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
2,535,630 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710%(e) 2,535,630
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,535,630) 2,535,630
TOTAL INVESTMENTS - 100.2%
(Cost $262,671,541) 319,416,177
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (698,498)
NET ASSETS - 100% $ 318,717,679
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,286,496.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 316,874,636 $ – $ 5,911 $ 316,880,547
Investments Purchased with Collateral from Securities
Lending 2,535,630 – – 2,535,630
Total $ 319,410,266 $ – $ 5,911 $ 319,416,177

Portfolio of Investments January 31, 2026
Small Cap Select
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
427338557 COMMON STOCKS - 98.1% 427338557
AUTOMOBILES & COMPONENTS - 1.8%
63,305 Patrick Industries, Inc $ 7,987,192
TOTAL AUTOMOBILES & COMPONENTS 7,987,192
BANKS - 10.9%
66,594 Ameris Bancorp 5,368,808
145,208 Atlantic Union Bankshares Corp 5,639,879
102,518 Banner Corp 6,339,713
116,068 First Merchants Corp 4,614,864
181,379 Home BancShares, Inc 5,241,853
230,395 Old National Bancorp 5,628,550
48,341 Preferred Bank 4,146,207
50,790 UMB Financial Corp 6,457,441
26,645 Wintrust Financial Corp 3,929,871
TOTAL BANKS 47,367,186
CAPITAL GOODS - 19.1%
51,386 (a) AAR Corp 5,442,291
12,588 (a) AeroVironment, Inc 3,504,373
42,617 Arcosa, Inc 4,878,368
109,916 Atmus Filtration Technologies, Inc 6,371,831
18,496 (a) Dycom Industries, Inc 6,739,757
27,582 EnPro, Inc 6,586,030
87,016 (a) EquipmentShare.com, Inc, Class A 2,706,198
26,269 ESCO Technologies, Inc 5,993,798
240,013 (a) Gates Industrial Corp plc 5,525,099
52,665 Granite Construction, Inc 6,358,772
40,676 JBT Marel Corp 6,398,742
60,608 (a) Kratos Defense & Security Solutions, Inc 6,243,230
28,994 (a) SPX Technologies, Inc 6,042,640
115,828 (a) Trex Co, Inc 4,797,596
14,779 Watts Water Technologies, Inc, Class A 4,423,502
36,778 (a) York Space Systems, Inc 1,248,613
TOTAL CAPITAL GOODS 83,260,840
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
40,664 Maximus, Inc 3,840,308
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,840,308
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.3%
27,665 (a) Boot Barn Holdings, Inc 4,937,649
192,570 Monro, Inc 3,604,911
60,856 Signet Jewelers Ltd 5,615,183
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,157,743
CONSUMER DURABLES & APPAREL - 2.8%
167,677 Steven Madden Ltd 7,357,667
148,846 (a) Tri Pointe Homes, Inc 4,964,014
TOTAL CONSUMER DURABLES & APPAREL 12,321,681
CONSUMER SERVICES - 3.4%
57,316 Boyd Gaming Corp 4,845,495
213,768 (a) Universal Technical Institute, Inc 5,949,163
14,595 Wingstop, Inc 3,873,951
TOTAL CONSUMER SERVICES 14,668,609
ENERGY - 4.2%
137,756 Matador Resources Co 6,232,082
230,168 Northern Oil & Gas, Inc 5,754,200
110,869 Solaris Energy Infrastructure, Inc 6,118,860
TOTAL ENERGY 18,105,142

Portfolio of Investments January 31, 2026
(continued)
Small Cap Select

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
214,854 CareTrust REIT, Inc $ 8,022,649
29,913 EastGroup Properties, Inc 5,433,397
146,437 STAG Industrial, Inc 5,492,852
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,948,898
FINANCIAL SERVICES - 5.5%
475,864 BGC Group, Inc, Class A 4,335,121
53,931 FirstCash Holdings, Inc 9,195,236
351,876 Ladder Capital Corp 3,860,080
18,613 Piper Sandler Cos 6,446,612
TOTAL FINANCIAL SERVICES 23,837,049
HEALTH CARE EQUIPMENT & SERVICES - 9.9%
296,405 (a) Alphatec Holdings, Inc 4,395,686
66,501 (a) Establishment Labs Holdings, Inc 4,532,043
38,975 (a) Glaukos Corp 4,652,835
123,745 (a) Guardian Pharmacy Services, Inc, Class A 3,737,099
73,607 (a) HealthEquity, Inc 6,305,912
73,076 (a) Merit Medical Systems, Inc 5,925,733
241,934 (a) Phreesia, Inc 3,249,174
86,816 (a) RadNet, Inc 6,085,801
243,067 (a) SI-BONE, Inc 4,030,051
TOTAL HEALTH CARE EQUIPMENT & SERVICES 42,914,334
INSURANCE - 0.7%
12,170 Primerica, Inc 3,201,197
TOTAL INSURANCE 3,201,197
MATERIALS - 4.0%
126,489 Avient Corp 4,572,577
63,539 Commercial Metals Co 4,884,243
69,537 (a) Knife River Corp 4,670,800
178,197 (a) Ramaco Resources, Inc, Class A 3,476,624
TOTAL MATERIALS 17,604,244
MEDIA & ENTERTAINMENT - 2.7%
77,893 (a) IMAX Corp 2,719,244
298,502 (a) Magnite, Inc 4,319,324
129,212 (a) Ziff Davis, Inc 4,938,483
TOTAL MEDIA & ENTERTAINMENT 11,977,051
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
130,045 (a) ADMA Biologics, Inc 2,249,778
85,752 (a) Alkermes plc 2,906,135
62,972 (a) ANI Pharmaceuticals, Inc 5,154,258
29,304 (a) Arrowhead Pharmaceuticals, Inc 2,031,646
34,494 (a) Axsome Therapeutics, Inc 6,355,520
22,588 (a) Bridgebio Pharma, Inc 1,745,375
43,521 (a) Crinetics Pharmaceuticals, Inc 2,173,439
13,290 (a) Krystal Biotech, Inc 3,711,100
4,545 (a) Madrigal Pharmaceuticals, Inc 2,223,914
77,566 (a) Scholar Rock Holding Corp 3,439,276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 31,990,441
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
124,358 (a) Allegro MicroSystems, Inc 4,590,054
148,700 (a) Ichor Holdings Ltd 4,511,558
32,473 (a) Impinj, Inc 4,484,521
61,240 (a) Rigetti Computing, Inc 1,112,731
72,282 (a) Semtech Corp 5,764,489
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,463,353
SOFTWARE & SERVICES - 5.6%
154,609 (a) Braze, Inc, Class A 3,218,959
143,008 (a) Cellebrite DI Ltd 2,103,648
330,948 (a) Cleanspark, Inc 3,918,424
47,321 (a) Commvault Systems, Inc 4,055,410
41,722 (a) DigitalOcean Holdings, Inc 2,305,141

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
70,325 (a) Q2 Holdings, Inc $ 4,307,406
57,216 (a) Workiva, Inc 4,406,776
TOTAL SOFTWARE & SERVICES 24,315,764
TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
228,593 (a) Mirion Technologies, Inc 5,678,250
37,055 (a) Plexus Corp 7,386,173
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,064,423
TRANSPORTATION - 0.9%
41,787 ArcBest Corp 3,770,023
TOTAL TRANSPORTATION 3,770,023
UTILITIES - 3.1%
86,207 Black Hills Corp 6,291,387
85,829 Spire, Inc 7,251,692
TOTAL UTILITIES 13,543,079
TOTAL COMMON STOCKS
(Cost $374,291,960) 427,338,557
TOTAL LONG-TERM INVESTMENTS
(Cost $374,291,960) 427,338,557
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.4%
6143678 REPURCHASE AGREEMENTS - 1.4% 6143678
$ 5,950,000 (b) Fixed Income Clearing Corporation 3 .630% 02/02/26 5,950,000
193,678 (c) Fixed Income Clearing Corporation 1 .060 02/02/26 193,678
TOTAL REPURCHASE AGREEMENTS
(Cost $6,143,678) 6,143,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,143,678) 6,143,678
TOTAL INVESTMENTS - 99.5%
(Cost $380,435,638) 433,482,235
OTHER ASSETS & LIABILITIES, NET -  0.5% 2,205,189
NET ASSETS - 100% $ 435,687,424
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $5,951,800 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 2/29/32, valued at $6,069,154.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $193,695 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $197,650.

Portfolio of Investments January 31, 2026
(continued)
Small Cap Select

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 427,338,557 $ – $ – $ 427,338,557
Short-Term Investments:
Repurchase Agreements – 6,143,678 – 6,143,678
Total $ 427,338,557 $ 6,143,678 $ – $ 433,482,235

Portfolio of Investments January 31, 2026
Small Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
275903817 COMMON STOCKS - 99.9% 275903817
AUTOMOBILES & COMPONENTS - 1.3%
87,297 Standard Motor Products, Inc $ 3,485,769
TOTAL AUTOMOBILES & COMPONENTS 3,485,769
BANKS - 18.8%
71,029 Ameris Bancorp 5,726,358
82,711 Banner Corp 5,114,848
78,560 Cathay General Bancorp 4,020,701
177,661 ConnectOne Bancorp, Inc 4,729,336
125,697 First Merchants Corp 4,997,713
239,440 OceanFirst Financial Corp 4,489,500
247,049 Old Second Bancorp, Inc 4,901,452
38,377 Pinnacle Financial Partners, Inc 3,649,269
48,564 Preferred Bank 4,165,334
43,827 UMB Financial Corp 5,572,165
30,020 Wintrust Financial Corp 4,427,650
TOTAL BANKS 51,794,326
CAPITAL GOODS - 9.6%
17,703 Alamo Group, Inc 3,457,573
31,415 Boise Cascade Co 2,538,646
38,131 EnerSys 6,870,825
127,840 (a) Gates Industrial Corp plc 2,942,877
405,942 (a) Hillman Solutions Corp 3,803,677
106,825 (a) Resideo Technologies, Inc 3,659,824
316,176 (a) Stratasys Ltd 3,383,083
TOTAL CAPITAL GOODS 26,656,505
COMMERCIAL & PROFESSIONAL SERVICES - 5.0%
164,137 Deluxe Corp 4,333,217
51,881 Korn Ferry 3,604,173
29,445 (a) Parsons Corp 2,062,917
29,743 (a) Willdan Group, Inc 3,753,566
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,753,873
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.0%
7,523 Group  Automotive, Inc 2,665,098
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,665,098
CONSUMER DURABLES & APPAREL - 5.2%
117,498 La-Z-Boy, Inc 4,278,102
26,550 (a) M 3,549,735
87,816 Steven Madden Ltd 3,853,366
33,569 Whirlpool Corp 2,685,185
TOTAL CONSUMER DURABLES & APPAREL 14,366,388
CONSUMER SERVICES - 0.9%
30,778 (a) Stride, Inc 2,603,819
TOTAL CONSUMER SERVICES 2,603,819
ENERGY - 6.5%
47,149 Cactus, Inc, Class A 2,651,188
128,516 (a) CNX Resources Corp 4,986,421
193,183 Magnolia Oil & Gas Corp, Class A 4,928,098
76,432 Matador Resources Co 3,457,784
80,339 Northern Oil & Gas, Inc 2,008,475
TOTAL ENERGY 18,031,966
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.1%
186,406 Apple Hospitality REIT, Inc 2,169,766
138,552 COPT Defense Properties 4,268,787
51,206 EPR Properties 2,777,413
97,321 Getty Realty Corp 2,906,005
87,682 LXP Industrial Trust 4,344,643
80,809 STAG Industrial, Inc 3,031,146
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,497,760

Portfolio of Investments January 31, 2026
(continued)
Small Cap Value

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - 5.4%
308,882 Ladder Capital Corp $ 3,388,436
67,418 OneMain Holdings, Inc 4,418,576
14,341 Piper Sandler Cos 4,967,005
240,634 (a) Wealthfront Corp 2,088,703
TOTAL FINANCIAL SERVICES 14,862,720
FOOD, BEVERAGE & TOBACCO - 0.6%
85,024 Primo Brands Corp 1,610,355
TOTAL FOOD, BEVERAGE & TOBACCO 1,610,355
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
23,646 (a) Addus HomeCare Corp 2,446,888
52,491 (a) Enovis Corp 1,156,902
115,638 (a) Option Care Health, Inc 3,931,692
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,535,482
INSURANCE - 4.7%
153,938 (a) Ategrity Specialty Holdings LLC 2,741,636
69,337 CNO Financial Group, Inc 2,915,621
127,594 (a) Hamilton Insurance Group Ltd, Class B 3,540,733
54,146 Stewart Information Services Corp 3,651,065
TOTAL INSURANCE 12,849,055
MATERIALS - 5.2%
116,314 (a) Coeur Mining, Inc 2,377,458
66,363 Commercial Metals Co 5,101,324
29,133 (a) Knife River Corp 1,956,864
45,565 Minerals Technologies, Inc 2,996,354
12,760 Quaker Chemical Corp 1,961,722
TOTAL MATERIALS 14,393,722
MEDIA & ENTERTAINMENT - 1.9%
150,030 (a) Magnite, Inc 2,170,934
83,429 (a) Ziff Davis, Inc 3,188,656
TOTAL MEDIA & ENTERTAINMENT 5,359,590
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
115,690 (a) Alkermes plc 3,920,734
25,190 (a) ANI Pharmaceuticals, Inc 2,061,802
31,308 (a) Exelixis, Inc 1,294,899
72,220 (a) Immunovant, Inc 1,877,720
13,741 (a) Krystal Biotech, Inc 3,837,037
38,786 (a) Prestige Consumer Healthcare, Inc 2,500,533
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,492,725
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
206,385 Kennedy-Wilson Holdings, Inc 2,032,892
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,032,892
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
159,496 (a) MaxLinear, Inc 2,767,256
17,567 MKS, Inc 4,135,447
106,335 (a) Veeco Instruments, Inc 3,320,842
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,223,545
SOFTWARE & SERVICES - 3.3%
221,870 (a) Cleanspark, Inc 2,626,941
15,924 (a) Commvault Systems, Inc 1,364,687
85,621 (a),(b) I3 Verticals, Inc, Class A 1,901,642
50,487 (a) Q2 Holdings, Inc 3,092,329
TOTAL SOFTWARE & SERVICES 8,985,599
TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
63,732 Crane NXT Co 3,219,740
176,072 (a) Harmonic, Inc 1,711,420
28,133 (a) Plexus Corp 5,607,751
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,538,911
TRANSPORTATION - 1.3%
136,161 Schneider National, Inc, Class B 3,654,561
TOTAL TRANSPORTATION 3,654,561

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
UTILITIES - 5.6%
63,494 Black Hills Corp $ 4,633,792
30,993 ONE Gas, Inc 2,465,803
48,364 Otter Tail Corp 4,312,134
48,496 Spire, Inc 4,097,427
TOTAL UTILITIES 15,509,156
TOTAL COMMON STOCKS
(Cost $200,385,691) 275,903,817
TOTAL LONG-TERM INVESTMENTS
(Cost $200,385,691) 275,903,817
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
52,542 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710%(d) 52,542
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $52,542) 52,542
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
650,000 REPURCHASE AGREEMENTS - 0.3% 650,000
$ 650,000 (e) Fixed Income Clearing Corporation 3 .630 02/02/26 650,000
TOTAL REPURCHASE AGREEMENTS
(Cost $650,000) 650,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $650,000) 650,000
TOTAL INVESTMENTS - 100.2%
(Cost $201,088,233) 276,606,359
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (438,561)
NET ASSETS - 100% $ 276,167,798
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $49,373.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $650,197 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 5/31/32, valued at $663,151.

Portfolio of Investments January 31, 2026
(continued)
Small Cap Value

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 275,903,817 $ – $ – $ 275,903,817
Investments Purchased with Collateral from Securities
Lending 52,542 – – 52,542
Short-Term Investments:
Repurchase Agreements – 650,000 – 650,000
Total $ 275,956,359 $ 650,000 $ – $ 276,606,359

Portfolio of Investments January 31, 2026
Small/Mid Cap Growth Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
166942418 COMMON STOCKS - 99.7% 166942418
AUTOMOBILES & COMPONENTS - 1.6%
21,416 Patrick Industries, Inc $ 2,702,057
TOTAL AUTOMOBILES & COMPONENTS 2,702,057
BANKS - 2.5%
19,786 SOUTHSTATE BANK CORP 2,024,702
16,637 UMB Financial Corp 2,115,228
TOTAL BANKS 4,139,930
CAPITAL GOODS - 24.2%
5,496 (a) AeroVironment, Inc 1,530,031
7,662 Applied Industrial Technologies, Inc 1,995,261
21,021 (a) Bloom Energy Corp, Class A 3,181,949
7,493 Carpenter Technology Corp 2,381,500
6,724 (a) Dycom Industries, Inc 2,450,158
3,488 EMCOR Group, Inc 2,513,906
33,909 (a) EquipmentShare.com, Inc, Class A 1,054,570
10,269 ESCO Technologies, Inc 2,343,078
11,746 FTAI Aviation Ltd 3,198,671
17,972 Granite Construction, Inc 2,169,939
15,257 JBT Marel Corp 2,400,079
27,770 (a) Kratos Defense & Security Solutions, Inc 2,860,588
9,330 (a) MasTec, Inc 2,243,678
16,989 (a) Modine Manufacturing Co 3,137,189
30,947 (a) Rocket Lab Corp 2,477,926
11,311 (a) SPX Technologies, Inc 2,357,326
40,504 (a) Trex Co, Inc 1,677,676
14,241 (a) York Space Systems, Inc 483,482
TOTAL CAPITAL GOODS 40,457,007
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
35,283 GFL Environmental, Inc 1,515,405
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,515,405
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
13,295 (a) Boot Barn Holdings, Inc 2,372,892
15,252 (a) Ollie's Bargain Outlet Holdings, Inc 1,682,448
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,055,340
CONSUMER DURABLES & APPAREL - 2.0%
37,759 Somnigroup International, Inc 3,317,128
TOTAL CONSUMER DURABLES & APPAREL 3,317,128
CONSUMER SERVICES - 6.7%
40,907 (a) Dutch Bros, Inc, Class A 2,224,932
32,877 Red Rock Resorts, Inc, Class A 2,075,525
13,552 Texas Roadhouse, Inc 2,437,463
72,595 (a) Universal Technical Institute, Inc 2,020,319
9,059 Wingstop, Inc 2,404,530
TOTAL CONSUMER SERVICES 11,162,769
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
3,605 Casey's General Stores, Inc 2,186,432
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,186,432
ENERGY - 2.7%
120,848 Permian Resources Corp, Class A 1,949,278
47,596 Solaris Energy Infrastructure, Inc 2,626,823
TOTAL ENERGY 4,576,101
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
33,983 CareTrust REIT, Inc 1,268,925
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,268,925
FINANCIAL SERVICES - 7.4%
54,533 Equitable Holdings, Inc 2,530,331
6,657 Evercore, Inc, Class A 2,351,718
19,503 FirstCash Holdings, Inc 3,325,262

Portfolio of Investments January 31, 2026
(continued)
Small/Mid Cap Growth Opportunities

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
11,578 Houlihan Lokey, Inc $ 1,948,809
6,683 Piper Sandler Cos 2,314,657
TOTAL FINANCIAL SERVICES 12,470,777
HEALTH CARE EQUIPMENT & SERVICES - 13.0%
21,016 (a) Addus HomeCare Corp 2,174,736
11,551 Encompass Health Corp 1,091,916
10,607 Ensign Group, Inc 1,820,798
19,094 (a) Glaukos Corp 2,279,442
24,014 (a) Guardant Health, Inc 2,738,556
28,391 (a) HealthEquity, Inc 2,432,257
13,736 (a) Masimo Corp 1,886,365
25,067 (a) Merit Medical Systems, Inc 2,032,683
7,406 (a) Penumbra, Inc 2,652,607
38,524 (a) RadNet, Inc 2,700,532
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,809,892
INSURANCE - 1.7%
3,390 Kinsale Capital Group, Inc 1,342,033
34,484 (a) Skyward Specialty Insurance Group, Inc 1,538,676
TOTAL INSURANCE 2,880,709
MATERIALS - 1.8%
23,651 (a) Knife River Corp 1,588,638
24,459 (a),(b) MP Materials Corp 1,437,455
TOTAL MATERIALS 3,026,093
MEDIA & ENTERTAINMENT - 1.9%
44,042 (a) IMAX Corp 1,537,506
108,742 (a) Magnite, Inc 1,573,497
TOTAL MEDIA & ENTERTAINMENT 3,111,003
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
20,959 (a) Alkermes plc 710,301
13,066 (a) Arrowhead Pharmaceuticals, Inc 905,866
6,092 (a) Ascendis Pharma A.S., ADR 1,377,401
17,266 (a) Axsome Therapeutics, Inc 3,181,261
14,744 (a) Bridgebio Pharma, Inc 1,139,269
12,928 (a) Insmed, Inc 2,028,015
16,335 (a) Ionis Pharmaceuticals, Inc 1,350,414
7,863 (a) Krystal Biotech, Inc 2,195,664
1,514 (a) Madrigal Pharmaceuticals, Inc 740,815
25,253 (a) Scholar Rock Holding Corp 1,119,718
3,353 (a) United Therapeutics Corp 1,574,200
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,322,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
35,320 (a) Allegro MicroSystems, Inc 1,303,661
23,043 (a) Credo Technology Group Holding Ltd 2,886,827
13,291 (a) Impinj, Inc 1,835,487
25,127 (a) Semtech Corp 2,003,879
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,029,854
SOFTWARE & SERVICES - 8.2%
17,704 (a) Agilysys, Inc 1,535,822
66,385 (a) Braze, Inc, Class A 1,382,136
16,369 (a) DigitalOcean Holdings, Inc 904,387
69,113 (a) Dynatrace, Inc 2,632,514
34,393 (a) JFrog Ltd 1,884,736
84,644 (a) nCino, Inc 1,807,149
21,570 (a) ServiceTitan, Inc, Class A 1,689,794
23,578 (a) Workiva, Inc 1,815,978
TOTAL SOFTWARE & SERVICES 13,652,516
TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
9,598 Badger Meter, Inc 1,406,875
12,985 Jabil, Inc 3,079,912
4,022 (a) Lumentum Holdings, Inc 1,575,980

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
86,589 (a) Mirion Technologies, Inc $ 2,150,871
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,213,638
TRANSPORTATION - 1.2%
13,800 (a) XPO, Inc 2,043,918
TOTAL TRANSPORTATION 2,043,918
TOTAL COMMON STOCKS
(Cost $140,037,685) 166,942,418
TOTAL LONG-TERM INVESTMENTS
(Cost $140,037,685) 166,942,418
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
1,273,132 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710%(d) 1,273,132
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,273,132) 1,273,132
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
1,375,000 REPURCHASE AGREEMENTS - 0.8% 1,375,000
$ 1,375,000 (e) Fixed Income Clearing Corporation 3 .630 02/02/26 1,375,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,375,000) 1,375,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,375,000) 1,375,000
TOTAL INVESTMENTS - 101.3%
(Cost $142,685,817) 169,590,550
OTHER ASSETS & LIABILITIES, NET -  (1.3)% (2,096,366)
NET ASSETS - 100% $ 167,494,184
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,173,990.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $1,375,416 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/31/32, valued at $1,402,517.

Portfolio of Investments January 31, 2026
(continued)
Small/Mid Cap Growth Opportunities

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 166,942,418 $ – $ – $ 166,942,418
Investments Purchased with Collateral from Securities
Lending 1,273,132 – – 1,273,132
Short-Term Investments:
Repurchase Agreements – 1,375,000 – 1,375,000
Total $ 168,215,550 $ 1,375,000 $ – $ 169,590,550